STATEMENTS OF OPERATIONS - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF OPERATIONS
Director Fees	$ 6	$ 10	$ 7